UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21519

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund (ETO)

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.1800 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2018

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	21

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Performance1,2

Portfolio Managers Michael A. Allison, CFA and John H. Croft, CFA of Eaton Vance Management; Christopher M. Dyer, CFA of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	04/30/2004	2.66%	12.03%	9.84%	5.64%
Fund at Market Price	—	7.81	18.10	12.40	7.28
MSCI World Index	—	3.40%	13.22%	9.27%	5.47%
ICE BofAML Fixed Rate Preferred Securities Index	—	–1.46	1.97	5.06	4.03
Blended Index	—	2.48	10.96	8.51	5.42

% Premium/Discount to NAV[3]
					6.08%

Distributions[4]
Total Distributions per share for the period					$1.080
Distribution Rate at NAV					8.93%
Distribution Rate at Market Price					8.42%

% Total Leverage[5]
Borrowings					25.10%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)7

Top 10 Holdings (% of total investments)6

Alphabet, Inc., Class C	2.5%

Amazon.com, Inc.	1.9

JPMorgan Chase & Co.	1.9

Melrose Industries PLC	1.9

First Trust Preferred Securities and Income ETF	1.8

ORIX Corp.	1.6

Unilever PLC	1.5

ASML Holding NV	1.4

NextEra Energy, Inc.	1.4

CDW Corp.	1.3

Total	17.2%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% MSCI World Index and 20% ICE BofAML Fixed Rate Preferred Securities Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 105.1%
Security	Shares	Value

Aerospace & Defense — 0.9%
CAE, Inc.(1)	170,269	$3,218,528
		$3,218,528

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.(1)	43,189	$3,974,684
		$3,974,684

Auto Components — 0.5%
Continental AG(1)	6,686	$1,780,713
		$1,780,713

Banks — 10.7%
BNP Paribas SA(1)	9,875	$762,343
Canadian Imperial Bank of Commerce(1)	30,077	2,619,659
ING Groep NV(1)	210,055	3,539,534
Intesa Sanpaolo SpA(1)	743,769	2,829,263
JPMorgan Chase & Co.(1)	83,694	9,104,233
KeyCorp(1)	156,714	3,121,743
Mitsubishi UFJ Financial Group, Inc.(1)	289,304	1,938,725
Nordea Bank AB(1)	165,887	1,687,179
PNC Financial Services Group, Inc. (The)(1)	28,726	4,182,793
Societe Generale SA(1)	16,722	915,174
UniCredit SpA(1)	44,253	959,401
Wells Fargo & Co.(1)	116,016	6,028,191
		$37,688,238

Beverages — 3.6%
Anheuser-Busch InBev SA/NV(1)	39,355	$3,909,272
Constellation Brands, Inc., Class A(1)	22,085	5,148,676
Diageo PLC(1)	99,685	3,556,227
		$12,614,175

Biotechnology — 1.4%
Celgene Corp.(1)(2)	33,648	$2,930,741
Shire PLC ADR(1)	12,307	1,962,105
		$4,892,846

Building Products — 1.2%
Assa Abloy AB, Class B(1)	205,315	$4,302,769
		$4,302,769

Security	Shares	Value

Capital Markets — 0.2%
Credit Suisse Group AG(1)	41,575	$701,214
		$701,214

Chemicals — 3.4%
Arkema SA(1)	24,128	$3,160,637
Ecolab, Inc.(1)	31,714	4,591,236
Novozymes A/S, Class B(1)	35,810	1,683,531
PPG Industries, Inc.(1)	24,882	2,634,506
		$12,069,910

Commercial Services & Supplies — 1.6%
Republic Services, Inc.(1)	44,958	$2,907,883
SECOM Co., Ltd.(1)	35,047	2,629,358
		$5,537,241

Consumer Finance — 1.8%
Discover Financial Services(1)	40,265	$2,868,881
Navient Corp.(1)	85,254	1,130,468
OneMain Holdings, Inc.(1)(2)	75,661	2,334,142
		$6,333,491

Containers & Packaging — 1.1%
Sealed Air Corp.(1)	84,377	$3,699,931
		$3,699,931

Diversified Financial Services — 2.1%
ORIX Corp.(1)	419,136	$7,351,162
		$7,351,162

Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.(1)	109,600	$5,201,085
		$5,201,085

Electric Utilities — 3.0%
Iberdrola SA(1)	535,996	$4,141,074
NextEra Energy, Inc.(1)	40,173	6,584,757
		$10,725,831

Electrical Equipment — 4.2%
Acuity Brands, Inc.(1)	19,933	$2,387,376
Legrand SA(1)	44,918	3,495,200
Melrose Industries PLC(1)	2,835,008	8,889,586
		$14,772,162

5	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 2.8%
CDW Corp.(1)	88,479	$6,307,668
Keyence Corp.(1)	5,668	3,456,229
		$9,763,897

Energy Equipment & Services — 0.7%
Halliburton Co.(1)	44,979	$2,383,437
		$2,383,437

Equity Real Estate Investment Trusts (REITs) — 3.7%
American Tower Corp.(1)	45,078	$6,146,836
Equity Residential(1)	76,091	4,695,576
Simon Property Group, Inc.(1)	13,335	2,084,794
		$12,927,206

Food Products — 0.6%
Pinnacle Foods, Inc.(1)	32,215	$1,945,786
		$1,945,786

Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.(1)	15,203	$1,056,608
Boston Scientific Corp.(1)(2)	168,916	4,851,268
Danaher Corp.(1)	34,388	3,449,804
		$9,357,680

Health Care Providers & Services — 1.3%
Anthem, Inc.(1)	12,162	$2,870,110
UnitedHealth Group, Inc.(1)	7,009	1,656,928
		$4,527,038

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.(1)	27,527	$1,735,853
		$1,735,853

Household Products — 0.6%
Reckitt Benckiser Group PLC(1)	28,710	$2,252,241
		$2,252,241

Insurance — 4.0%
AIA Group, Ltd.(1)	417,732	$3,733,353
Aviva PLC(1)	580,908	4,220,685
Chubb, Ltd.(1)	12,736	1,727,893
Prudential PLC(1)	177,722	4,569,948
		$14,251,879

Security	Shares	Value

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.(1)(2)	5,819	$9,113,310
		$9,113,310

Internet Software & Services — 5.0%
Alphabet, Inc., Class C(1)(2)	11,734	$11,937,350
Facebook, Inc., Class A(1)(2)	32,474	5,585,528
		$17,522,878

IT Services — 1.0%
Visa, Inc., Class A(1)	26,749	$3,393,913
		$3,393,913

Life Sciences Tools & Services — 0.8%
Lonza Group AG(1)	11,421	$2,790,514
		$2,790,514

Machinery — 5.4%
Atlas Copco AB, Class A(1)	93,809	$3,668,525
Fortive Corp.(1)	47,083	3,310,406
ITT, Inc.(1)	48,610	2,376,543
Komatsu, Ltd.(1)	145,519	4,960,554
MISUMI Group, Inc.(1)	136,792	3,774,966
Xylem, Inc.(1)	13,460	981,234
		$19,072,228

Media — 0.5%
Interpublic Group of Cos., Inc. (The)(1)	79,954	$1,886,115
		$1,886,115

Metals & Mining — 1.0%
Rio Tinto, Ltd.(1)	61,886	$3,683,093
		$3,683,093

Multi-Utilities — 1.7%
CMS Energy Corp.(1)	112,468	$5,307,365
Sempra Energy(1)	6,355	710,489
		$6,017,854

Oil, Gas & Consumable Fuels — 4.6%
BP PLC(1)	592,037	$4,397,626
ConocoPhillips(1)	59,945	3,926,398
Exxon Mobil Corp.(1)	24,796	1,927,889
Phillips 66(1)	7,443	828,480

6	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class B(1)	89,271	$3,186,870
Seven Generations Energy, Ltd., Class A(1)(2)	129,430	1,846,768
		$16,114,031

Personal Products — 2.8%
Estee Lauder Cos., Inc. (The), Class A(1)	20,358	$3,014,816
Unilever PLC(1)	123,651	6,935,836
		$9,950,652

Pharmaceuticals — 6.6%
Bayer AG(1)	33,469	$4,000,200
Eli Lilly & Co.(1)	51,362	4,163,917
Ipsen SA(1)	7,005	1,133,876
Johnson & Johnson(1)	47,550	6,014,599
Novo Nordisk A/S, Class B(1)	71,860	3,379,426
Zoetis, Inc.(1)	55,714	4,651,005
		$23,343,023

Professional Services — 1.1%
Verisk Analytics, Inc.(1)(2)	37,598	$4,002,307
		$4,002,307

Road & Rail — 1.5%
CSX Corp.(1)	89,453	$5,312,614
		$5,312,614

Semiconductors & Semiconductor Equipment — 3.8%
ASML Holding NV(1)	35,276	$6,715,976
NXP Semiconductors NV(2)	3,462	363,164
Renesas Electronics Corp.(1)(2)	23,390	243,997
Sumco Corp.(1)	114,364	2,793,287
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	86,222	3,315,236
		$13,431,660

Software — 1.7%
Activision Blizzard, Inc.(1)	61,534	$4,082,781
Microsoft Corp.(1)	19,158	1,791,656
		$5,874,437

Specialty Retail — 4.2%
Home Depot, Inc. (The)(1)	27,213	$5,028,962
Industria de Diseno Textil SA(1)	133,783	4,147,029
TJX Cos., Inc. (The)(1)	41,233	3,498,620

Security	Shares	Value

Specialty Retail (continued)
Ulta Beauty, Inc.(1)(2)	8,289	$2,079,793
		$14,754,404

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.(1)	11,841	$1,956,844
HP, Inc.(1)	236,386	5,079,935
		$7,036,779

Textiles, Apparel & Luxury Goods — 1.9%
adidas AG(1)	10,192	$2,504,881
LVMH Moet Hennessy Louis Vuitton SE(1)	11,596	4,035,545
		$6,540,426

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.(1)(2)	186,392	$1,867,648
		$1,867,648

Tobacco — 1.2%
British American Tobacco PLC(1)	78,849	$4,324,669
		$4,324,669

Total Common Stocks (identified cost $298,251,010)		$370,041,552

Preferred Stocks — 8.7%
Security	Shares	Value

Banks — 2.2%
AgriBank FCB, 6.875% to 1/1/24(1)(3)	16,581	$1,791,784
CoBank ACB, Series F, 6.25% to 10/1/22(1)(3)	16,600	1,759,600
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(3)(4)	2,500	269,505
Farm Credit Bank of Texas, Series 1, 10.00%(1)	906	1,069,080
First Republic Bank, Series G, 5.50%(1)	12,000	302,520
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(4)(5)	840	663,600
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(3)	23,978	642,131
Texas Capital Bancshares, Inc., 6.50%(1)	31,915	817,343
Wells Fargo & Co., Series Y, 5.625%(1)	18,150	449,031
		$7,764,594

Capital Markets — 0.7%
KKR & Co., L.P., Series A, 6.75%(1)	17,247	$447,559
State Street Corp., Series D, 5.90% to 3/15/24(1)(3)	13,771	363,417

7	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)
State Street Corp., Series G, 5.35% to 3/15/26(1)(3)	67,800	$1,739,748
		$2,550,724

Consumer Finance — 0.8%
Capital One Financial Corp., Series C, 6.25%(1)	71,350	$1,837,976
Capital One Financial Corp., Series H, 6.00%(1)	29,650	766,749
		$2,604,725

Electric Utilities — 1.7%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	19,531	$481,634
NextEra Energy Capital Holdings, Inc., Series K, 5.25%(1)	67,000	1,662,270
SCE Trust VI, 5.00%(1)	104,525	2,355,994
Southern Co. (The), 6.25%(1)	53,497	1,385,572
		$5,885,470

Equity Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	67,925	$1,202,273
DDR Corp., Series A, 6.375%(1)	49,475	1,139,409
DDR Corp., Series K, 6.25%(1)	1,375	29,906
Spirit Realty Capital, Inc., Series A, 6.00%(1)	36,275	756,334
Summit Hotel Properties, Inc., Series E, 6.25%(1)	36,475	857,892
Vornado Realty Trust, Series K, 5.70%(1)	25,220	602,758
		$4,588,572

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(1)(4)	22,100	$2,240,321
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	6,085	553,735
		$2,794,056

Insurance — 0.3%
Arch Capital Group, Ltd., Series E, 5.25%(1)	31,575	$750,538
PartnerRe, Ltd., Series I, 5.875%(1)	17,096	433,554
		$1,184,092

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%(1)	17,395	$424,960
		$424,960

Oil, Gas & Consumable Fuels — 0.8%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(3)	128,725	$2,731,545
		$2,731,545

Total Preferred Stocks (identified cost $31,680,755)		$30,528,738

Corporate Bonds & Notes — 17.3%
Security	Principal Amount (000’s omitted)	Value

Airlines — 0.1%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$505	$486,694
		$486,694

Automobiles — 0.4%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)(6)	$1,270	$1,253,331
		$1,253,331

Banks — 7.4%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(1)(3)(4)(6)	$240	$256,500
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(3)(6)	1,400	1,356,670
Banco do Brasil SA, 6.25% to 4/15/24(1)(3)(4)(6)	2,645	2,356,563
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/6/28(1)(3)(4)(6)	395	409,319
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(3)(6)	1,445	1,499,188
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(3)(6)	910	910,000
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)(6)	650	665,275
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)(6)	1,475	1,534,000
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)(6)	1,881	2,045,587
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)(6)	905	938,938
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(3)(6)	3,641	3,759,332
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)(6)	1,477	1,597,375
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)(6)	440	435,600
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)(6)	805	882,481
Societe Generale SA, 6.75% to 4/6/28(1)(3)(4)(6)	2,295	2,280,656
Standard Chartered PLC, 7.75% to 4/2/23(1)(3)(4)(6)	1,765	1,884,137
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27(1)(3)(6)	540	518,063
UniCredit SpA, 8.00% to 6/3/24(1)(3)(6)(7)	2,222	2,323,781
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(3)(6)	220	227,150
		$25,880,615

Capital Markets — 2.1%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)(4)	$968	$954,080
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(1)(4)	595	581,613
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)(6)	1,820	1,774,500
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(1)(3)(6)	1,640	1,680,934

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Capital Markets (continued)
UBS Group AG, 6.875% to 8/7/25(1)(3)(6)(7)	$2,421	$2,552,654
		$7,543,781

Diversified Financial Services — 0.8%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$1,220	$1,227,190
Textron Financial Corp., 3.574%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(5)	553	511,525
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)(6)	920	887,800
		$2,626,515

Electric Utilities — 1.4%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(3)(4)	$1,936	$2,018,435
Enel SpA, 8.75% to 9/24/23, 9/24/73(1)(3)(4)	1,060	1,257,425
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(3)	1,600	1,653,897
		$4,929,757

Energy Equipment & Services — 0.3%
Abengoa Finance S.A.U., 7.75%, 3/31/27(1)(4)(8)	$1,338	$20,070
Oceaneering International, Inc., 6.00%, 2/1/28(1)	955	951,960
		$972,030

Food Products — 0.7%
JBS Investments GmbH, 7.75%, 10/28/20(1)(4)	$240	$244,802
Land O’ Lakes, Inc., 8.00%(1)(4)(6)	2,103	2,365,875
		$2,610,677

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(3)(4)	$1,634	$1,825,995
		$1,825,995

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(3)	$275	$291,287
		$291,287

Oil, Gas & Consumable Fuels — 0.7%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22 (1)(3)(6)	$1,528	$1,437,550
Odebrecht Oil & Gas Finance, Ltd., 0.00% (1)(4)(6)	2,260	53,896
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22 (1)(3)(6)	1,135	1,105,206
		$2,596,652

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(1)(4)	$1,910	$1,854,934
		$1,854,934

Pipelines — 1.8%
Enbridge Energy Partners, L.P., 6.106%, (3 mo. USD LIBOR + 3.798%), 10/1/77(1)(5)	$1,830	$1,820,850
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(3)(6)	2,180	2,081,192
Enterprise Products Operating, LLC, 5.375% to 2/15/28, 2/15/78(1)(3)	1,905	1,803,059
Transportadora de Gas del Sur SA, 6.75%, 5/2/25(4)(9)	440	440,220
		$6,145,321

Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(1)	$570	$602,506
		$602,506

Toys, Games & Hobbies — 0.2%
Mattel, Inc., 6.75%, 12/31/25(4)	$795	$776,000
		$776,000

Transportation — 0.1%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$480	$484,800
		$484,800

Total Corporate Bonds & Notes (identified cost $62,717,748)		$60,880,895

Exchange-Traded Funds — 2.4%
Security	Shares	Value

Equity Funds — 2.4%
First Trust Preferred Securities and Income ETF(1)	439,166	$8,528,604

Total Exchange-Traded Funds (identified cost $8,830,630)		$8,528,604

Total Investments — 133.5% (identified cost $401,480,143)		$469,979,789

Other Assets, Less Liabilities — (33.5)%		$(117,944,202)

Net Assets — 100.0%		$352,035,587

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $28,951,277 or 8.2% of the Fund’s net assets.

(5)	Variable rate security. The stated dividend/interest rate represents the rate in effect at April 30, 2018.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $4,876,435 or 1.4% of the Fund’s net assets.

(8)	Issuer is in default with respect to interest and/or principal payments.

(9)	When-issued security.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	57.9%	$272,255,016
United Kingdom	10.0	47,193,904
Japan	6.9	32,349,363
France	3.8	17,829,018
Netherlands	2.9	13,805,544
Spain	2.1	9,664,843
Sweden	2.1	9,658,473
Germany	1.8	8,285,794
Canada	1.6	7,684,955
Italy	1.6	7,369,870
Switzerland	1.4	6,477,936
Brazil	1.1	5,162,448
Denmark	1.1	5,062,957
Belgium	0.8	3,909,272
Hong Kong	0.8	3,733,353
Taiwan	0.7	3,315,236
Australia	0.4	2,082,495
Chile	0.4	2,018,435
Israel	0.4	1,854,934
Mexico	0.3	1,297,119
Argentina	0.1	440,220
Exchange-Traded Funds	1.8	8,528,604
Total Investments	100.0%	$469,979,789

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $401,480,143)	$469,979,789
Dividends and interest receivable	2,123,850
Dividends receivable from affiliated investment	1,187
Receivable for investments sold	539,596
Receivable from the transfer agent	68,473
Tax reclaims receivable	474,946
Total assets	$473,187,841

Liabilities
Notes payable	$118,000,000
Payable for when-issued securities	438,790
Due to custodian	2,235,327
Due to custodian — foreign currency, at value (identified cost, $139)	136
Payable to affiliates:
Investment adviser fee	329,479
Trustees’ fees	1,720
Accrued expenses	146,802
Total liabilities	$121,152,254
Net Assets	$352,035,587

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 14,560,304 shares issued and outstanding	$145,603
Additional paid-in capital	275,923,526
Accumulated distributions in excess of net investment income	(12,059,292)
Accumulated net realized gain	19,538,455
Net unrealized appreciation	68,487,295
Net Assets	$352,035,587

Net Asset Value
($352,035,587 ÷ 14,560,304 common shares issued and outstanding)	$24.18

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $172,178)	$5,289,966
Dividends from affiliated investment	21,593
Interest (net of foreign taxes, $1,868)	1,717,812
Total investment income	$7,029,371

Expenses
Investment adviser fee	$2,015,289
Trustees’ fees and expenses	9,891
Custodian fee	107,756
Transfer and dividend disbursing agent fees	8,989
Legal and accounting services	46,630
Printing and postage	53,158
Interest expense and fees	1,305,917
Miscellaneous	19,178
Total expenses	$3,566,808

Net investment income	$3,462,563

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$16,724,730
Investment transactions — affiliated investment	(614)
Proceeds from securities litigation settlements	13,711
Foreign currency transactions	49,098
Net realized gain	$16,786,925
Change in unrealized appreciation (depreciation) —
Investments	$(10,654,005)
Foreign currency	(5,444)
Net change in unrealized appreciation (depreciation)	$(10,659,449)

Net realized and unrealized gain	$6,127,476

Net increase in net assets from operations	$9,590,039

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$3,462,563	$7,114,763
Net realized gain	16,786,925	25,479,487
Net change in unrealized appreciation (depreciation)	(10,659,449)	39,605,784
Net increase in net assets from operations	$9,590,039	$72,200,034
Distributions to shareholders —
From net investment income	$(15,714,724)*	$(6,899,835)
From net realized gain	—	(24,486,330)
Total distributions	$(15,714,724)	$(31,386,165)
Capital share transactions —
Reinvestment of distributions	$404,254	$464,519
Net increase in net assets from capital share transactions	$404,254	$464,519

Net increase (decrease) in net assets	$(5,720,431)	$41,278,388

Net Assets
At beginning of period	$357,756,018	$316,477,630
At end of period	$352,035,587	$357,756,018

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(12,059,292)	$192,869

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2018
Net increase in net assets from operations	$9,590,039
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(146,198,868)
Investments sold	157,581,274
Increase in short-term investments, net	(614)
Net amortization/accretion of premium (discount)	(35,176)
Increase in dividends and interest receivable	(772,737)
Decrease in dividends receivable from affiliated investment	4,837
Increase in receivable from transfer agent	(1,684)
Increase in tax reclaims receivable	(46,221)
Decrease in payable to affiliate for investment adviser fee	(12,693)
Decrease in payable to affiliate for Trustees’ fees	(428)
Decrease in accrued expenses	(50,555)
Net change in unrealized (appreciation) depreciation from investments	10,654,005
Net realized gain from investments	(16,724,116)
Net cash provided by operating activities	$13,987,063

Cash Flows From Financing Activities
Cash distributions paid	$(15,310,470)
Increase in due to custodian	1,307,520
Increase in due to custodian — foreign currency	136
Net cash used in financing activities	$(14,002,814)

Net decrease in cash*	$(15,751)

Cash at beginning of period(1)	$15,751

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$404,254
Cash paid for interest and fees on borrowings	$1,303,734

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $106.

(1)	Balance includes foreign currency, at value.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014		2013
Net asset value — Beginning of period	$24.600		$21.790	$24.050		$26.150	$25.880		$22.420

Income (Loss) From Operations
Net investment income(1)	$0.238		$0.490	$0.822	(2)	$0.998	$1.549	(2)	$1.614	(2)
Net realized and unrealized gain (loss)	0.422		4.480	(0.922)		0.033	1.070		3.493

Total income (loss) from operations	$0.660		$4.970	$(0.100)		$1.031	$2.619		$5.107

Less Distributions
From net investment income	$(1.080	)*	$(0.475)	$(0.778)		$(0.997)	$(1.527)		$(1.647)
From net realized gain	—		(1.685)	(1.382)		(2.134)	(0.822)		—

Total distributions	$(1.080)		$(2.160)	$(2.160)		$(3.131)	$(2.349)		$(1.647)

Net asset value — End of period	$24.180		$24.600	$21.790		$24.050	$26.150		$25.880

Market value — End of period	$25.650		$24.850	$20.670		$22.490	$25.260		$23.630

Total Investment Return on Net Asset Value(3)	2.66	%(4)	23.92%	0.25%		4.80%	11.07%		24.18%

Total Investment Return on Market Value(3)	7.81	%(4)	31.96%	1.69%		1.46%	17.50%		29.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$352,036		$357,756	$316,478		$349,321	$379,681		$375,708
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.27	%(6)	1.30%	1.32%		1.28%	1.26%		1.30%
Interest and fee expense	0.73	%(6)	0.61%	0.39%		0.26%	0.24%		0.30%
Total expenses(5)	2.00	%(6)	1.91%	1.71%		1.54%	1.50%		1.60%
Net investment income	1.94	%(6)	2.10%	3.67	%(2)	4.03%	5.87	%(2)	6.68	%(2)
Portfolio Turnover	30	%(4)	60%	63%		72%	89%		91%
Senior Securities:
Total notes payable outstanding (in 000’s)	$118,000		$118,000	$118,000		$118,000	$118,000		$118,000
Asset coverage per $1,000 of notes payable(7)	$3,983		$4,032	$3,682		$3,960	$4,218		$4,184

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.230, $0.692 and $0.393 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.65%, 3.25% and 5.25% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended April 30, 2018, the Fund recorded no income for reclaims of previously withheld dividend taxes and approximately $74,000 of previously recorded income for dividend tax reclaims is unpaid and included in Tax reclaims receivable in the Statement of Assets and Liabilities. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of

16

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning income on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

17

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,160,263

Gross unrealized appreciation	$79,204,042
Gross unrealized depreciation	(11,384,516)

Net unrealized appreciation	$67,819,526

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2018, the Fund’s investment adviser fee amounted to $2,015,289. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $143,757,403 and $153,619,229, respectively, for the six months ended April 30, 2018.

5  Common Shares of Beneficial Interest and Shelf Offering

The Fund may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended April 30, 2018 and the year ended October 31, 2017 were 16,346 and 19,406, respectively.

Pursuant to a registration statement filed and declared effective on April 5, 2018 by the SEC, the Fund is authorized to issue up to an additional 1,746,559 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share. During the six months ended April 30, 2018, there were no shares sold by the Fund pursuant to its shelf offering.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2018 and the year ended October 31, 2017.

6  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2018, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $2,235,327. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. The Fund’s average overdraft advances during the six months ended April 30, 2018 were not significant.

7  Credit Agreement

Effective August 30, 2017, the Fund entered into a Credit Agreement (the Agreement) with a major financial institution that allows it to borrow up to $138 million over a rolling 179 calendar day period through August 30, 2019. Interest is charged at a rate above 1-month LIBOR and is payable monthly. The

18

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Fund is charged a commitment fee of 0.30% per annum on the unused portion of the commitment if outstanding borrowings are less than 80% of the borrowing limit. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. At April 30, 2018, the Fund had borrowings outstanding under the Agreement of $118 million at an interest rate of 2.56%. The carrying amount of the borrowings at April 30, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. For the six months ended April 30, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $118 million and 2.23%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$23,342,653	$12,468,168		$—	$35,810,821
Consumer Staples	10,109,278	20,978,245		—	31,087,523
Energy	10,912,972	7,584,496		—	18,497,468
Financials	34,985,651	33,207,981		—	68,193,632
Health Care	33,607,085	11,304,016		—	44,911,101
Industrials	28,471,575	31,720,958		—	60,192,533
Information Technology	43,814,075	13,209,489		—	57,023,564
Materials	10,925,673	8,527,261		—	19,452,934
Real Estate	12,927,206	—		—	12,927,206
Telecommunication Services	—	5,201,085		—	5,201,085
Utilities	12,602,611	4,141,074		—	16,743,685

Total Common Stocks	$221,698,779	$148,342,773	*	$—	$370,041,552

19

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Staples	$—	$2,794,056	$—	$2,794,056
Energy	2,731,545	—	—	2,731,545
Financials	8,550,566	5,553,569	—	14,104,135
Real Estate	4,588,572	—	—	4,588,572
Utilities	6,310,430	—	—	6,310,430

Total Preferred Stocks	$22,181,113	$8,347,625	$—	$30,528,738

Corporate Bonds & Notes	$—	$60,880,895	$—	$60,880,895
Exchange-Traded Funds	8,528,604	—	—	8,528,604

Total Investments	$252,408,496	$217,571,293	$—	$469,979,789

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 15, 2018. The following action was taken by the shareholders:

Item 1:  The election of Thomas E. Faust Jr., Mark R. Fetting, William H. Park and Harriett Tee Taggart as Class II Trustees of the Fund, each for a three-year term expiring in 2021.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Thomas E. Faust Jr.	13,439,589	220,389
Mark R. Fetting	13,428,481	231,497
William H. Park	13,387,171	272,807
Harriett Tee Taggart	13,435,973	224,005

21

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in particular foreign markets or industries. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the

23

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

24

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7738    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 21, 2018